Note 19 - Subsequent Events	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Subsequent Events [Text Block]
19.	Subsequent Events

The following events occurred after
December 31, 2019:

(a)
In
January 2020,
M/V EM Oinousses experienced an engine room fire while sailing off Mozambique carrying empty containers. The fire was extinguished without any injuries to the crew. The vessel is currently undergoing evaluation for the type of repairs required and is idle during the evaluations. It is expected that the Company’s insurance will cover the majority of the costs. It is possible that the vessel may
be scraped after the insurance process is complete.

(b)
In
February 2020,
we entered into an agreement to sell the M/V Manolis P for scrap. The vessel reached her destination port on
April 7, 2020,
but so far has
not
been delivered to her new owners due to COVID-
19
restrictions and port lockdowns in the territory of arrival (Alang, India).  The scrap price has dropped since the date of the agreement to sell the M/V Manolis P, and the new buyers are now seeking to terminate the agreement on the basis that timely delivery did not
occur.  We are in the process of seeking a settlement with the new buyers.

(c)
In
April 2020,
the Company entered into
one
interest rate swap with Eurobank for a notional amount of
$30.0
million, in order to manage interest costs and the risk associated with changing interest rates of the Company’s loans. Under the terms of the swap, Eurobank makes a quarterly payment to the Company equal to the
3
-month LIBOR while the Company pays a fixed rate of
0.78%
based on the notional amount. The SWAP is effective from
April 24, 2020
until
April 24, 2025.

(d)
Coronavirus Outbreak:
 On
March 11, 2020,
the World Health Organization declared the
2019
Novel Coronavirus (the “COVID-
19”
) outbreak a pandemic. In response to the outbreak, many countries, ports and organizations, including those where the Company conducts a large part of its operations, have implemented measures to combat the outbreak, such as quarantines and travel restrictions. Such measures have and will likely continue to cause severe trade disruptions. The extent to which COVID-
19
will impact the Company’s results of operations and financial condition will depend on future developments, which are highly uncertain and cannot be predicted, including new information which may
emerge concerning the severity of the virus and the actions to contain or treat its impact, among others. Accordingly, an estimate of the impact cannot be made at this time.